UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

Value Line Tax Exempt  Fund,Inc.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor,New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1827

Date of fiscal year end: February 28

Date of reporting period: May 31,2011

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 5/31/11 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2011

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (97.2%)

	ALASKA (1.1%)
$700,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		$820,407

	ARIZONA (3.2%)
440,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. B, 5.00%, 7/1/31	Aaa		462,458
2,000,000	Mesa Utility Systems, Revenue Bonds, 4.88%, 7/1/32	Aa2		2,010,020
				2,472,478
	ARKANSAS (1.7%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A	*	304,691
485,000	4.30%, 3/1/16	A	*	506,098
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		511,470
				1,322,259
	CALIFORNIA (6.1%)
250,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3		252,973
150,000	Berkeley California, Measure FF - Neighborhood Project, General Obligation Unlimited, 4.00%, 9/1/27	Aa2		147,179
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		286,652
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, FSA Insured, 0.00%, 8/1/30 (1)	Aa3		143,125
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		254,819
2,000,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. A-1, NATL-RE Insured, 4.50%, 1/1/28	Aa2		1,907,620
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, 4.00%, 7/1/18	Aa2		829,583
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	Aa2		885,677
				4,707,628
	COLORADO (2.2%)
500,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, 5.00%, 12/1/16	Aa2		591,420
1,000,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21		**	1,131,770
				1,723,190
	CONNECTICUT (1.5%)
	Connecticut State, General Obligation Unlimited, Ser. B:
250,000	5.00%, 4/15/13	Aa2		270,713
775,000	5.00%, 12/1/18	Aa2		922,862
				1,193,575

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	DELAWARE (0.3%)
$200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	$224,270
	FLORIDA (6.7%)
1,000,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		1,147,580
685,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	A2		725,689
500,000	Florida State Department of Transportation Infrastructure Bank Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/14	Aa2		544,785
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa2		441,000
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		363,380
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,030,890
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		279,577
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A1		488,041
150,000	Tampa Bay Water, Florida Utility System Revenue, Revenue Bonds, Ser. B, NATL-RE FGIC, 5.00%, 10/1/31	Aa2		150,093
				5,171,035
	GEORGIA (1.4%)
500,000	Georgia State, General Obligation Unlimited, Ser. D, 5.00%, 7/1/12	Aaa		525,735
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1		536,135
				1,061,870
	ILLINOIS (5.0%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3		506,960
1,000,000	Illinois Finance Authority Revenue, Refunding Bonds, Shedd Aquarium Society, AMBAC Insured, 5.25%, 7/1/23 (2)	A1		1,028,970
2,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2		2,360,481
				3,896,411
	INDIANA (6.7%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	AA+	*	2,069,561
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1		1,706,885
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1		219,377
440,000	5.00%, 7/15/23	Baa1		457,261
750,000	St Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa		772,448
				5,225,532

The Value Line Tax Exempt Fund, Inc.

May 31, 2011

Principal Amount		Rating (unaudited)	Value

	KANSAS (0.7%)
$500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa	$513,570
	KENTUCKY (0.7%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2	524,916
	MARYLAND (4.5%)
1,000,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa	1,069,270
2,000,000	Maryland State, Refunding Bonds, General Obligation Unlimited, Ser. B, 5.00%, 3/1/19	Aaa	2,401,520
			3,470,790

	MASSACHUSETTS (2.5%)
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa	271,507
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2	583,610
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Ser. C, 5.00%, 8/1/37 (2)	Aa1	357,987
150,000	Massachusetts State, General Obligation Unlimited, Ser. B, 5.00%, 11/1/16	Aa1	177,153
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Sr. Ser. 1, 5.00%, 11/1/15	Aa2	580,460
			1,970,717
	MICHIGAN (3.2%)
2,135,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa3	2,228,534
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa1	292,745
			2,521,279

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	MINNESOTA (0.5%)
$325,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa2	$368,417
	MISSISSIPPI (2.7%)
2,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	2,108,298
	MISSOURI (1.3%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction Sales Tax, Revenue Bonds, Remk-Metrolink Cross Country Project, FSA Insured, 5.00%, 10/1/21	Aa3	1,044,580
	NEVADA (2.5%)
1,820,000	Clark County Nevada Airport Revenue, Refunding Bonds, Jet Aviation Fuel Tax, Ser. C, AMBAC Insured, 5.38%, 7/1/16 (2)	A1	1,916,242
	NEW JERSEY (1.0%)
500,000	New Jersey Building Authority State Building Revenue, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1	546,875
250,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transn Sys - Ser. B, 5.25%, 12/15/12	Aa3	267,005
			813,880
	NEW YORK (3.0%)
130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa2	146,978
100,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Senior Lien - Ser. A, 5.00%, 4/1/19	Aa2	113,343
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	Aa2e	278,870
700,000	New York State, General Obligation Unlimited, Ser. A, 3.00%, 3/1/16	Aa2	750,918
1,000,000	Westchester County New York, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa	1,021,670
			2,311,779
	NEW YORK CITY (2.6%)
1,000,000	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2	989,860
250,000	New York City Health & Hospital Corp. Revenue, Revenue Bonds, Health Systems - Ser. A, 5.00%, 2/15/16	Aa3	280,502
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, 5.00%, 1/15/14	Aa3	273,775
100,000	New York City, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2	115,814
100,000	New York City, General Obligation Unlimited, Ser. B, AGM Insured, 5.25%, 8/1/13	Aa2	109,523
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2	264,600
			2,034,074

The Value Line Tax Exempt Fund, Inc.

May 31, 2011

Principal Amount		Rating (unaudited)		Value

	NORTH CAROLINA (0.1%)
$100,000	North Carolina Medical Care Commission Hospital Revenue, Revenue Bonds, Moses Cone Health System, 5.00%, 10/1/14	AA	*	$110,169
	NORTH DAKOTA (0.9%)
705,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	Baa1		687,749
	OHIO (1.8%)
1,000,000	Cleveland Ohio Airport System Revenue, Refunding Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		1,012,550
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		358,839
				1,371,389
	OREGON (1.7%)
1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		1,071,490
250,000	State of Oregon, General Obligation Unlimited, Ser. D, 4.00%, 8/1/25	Aa1		254,765
				1,326,255
	PENNSYLVANIA (2.4%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, 5.00%, 12/15/34	Aa2		526,340
1,000,000	Delaware Valley Pennsylvania Regional Finance Authority Local Government Revenue, Revenue Bonds, Extraordinary Redemption Provision, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,119,090
200,000	Pennsylvania State University, Revenue Bonds, Ser. B, 5.25%, 8/15/22	Aa1		242,060
				1,887,490
	RHODE ISLAND (0.8%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Construction Capital Development Loan - Ser. C, 5.00%, 11/15/16	Aa2		583,770
	SOUTH CAROLINA (0.2%)
145,000	North Charleston South Carolina, General Obligation Unlimited, 4.00%, 6/1/12	Aa2		150,446
	TEXAS (21.8%)
2,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		2,622,612
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa3		1,222,881
	Fort Worth Texas, General Obligation Limited, Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa1		1,119,021
650,000	5.25%, 3/1/28	Aa1		696,846
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		1,002,343
1,670,000	5.00%, 8/15/32	Aa3		1,717,411
2,000,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, 4.50%, 8/15/32	AAA	*	2,009,100
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
280,000	Ser. A, 5.00%, 8/1/16 (2)	A	*	281,238
475,000	Ser. B, 5.00%, 8/1/21 (2)	A	*	475,969
500,000	Ser. C, 5.00%, 8/1/15 (2)	A	*	502,410

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	$1,711,500
1,000,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE Insured, 5.00%, 2/15/25	Baa1		1,030,240
2,015,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		2,137,028
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, 5.00%, 8/15/30	AAA	*	393,521
				16,922,120
	UTAH (0.2%)
150,000	Utah State, General Obligation Unlimited, Ser. A, 4.00%, 7/1/16	Aaa		170,175
	VERMONT (0.3%)
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		272,488
	VIRGINIA (1.6%)
80,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa		80,982
500,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, 5.00%, 4/15/13	Aa1		542,345
500,000	Virginia State Resources Authority Infrastructure Revenue, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		600,655
				1,223,982
	WASHINGTON (1.5%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		251,177
300,000	Energy Northwest Washington Electric Revenue, Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aaa		353,865
500,000	King County Washington School District No. 405 Bellevue, General Obligation Unlimited, 5.00%, 12/1/19	Aa1		596,705
				1,201,747
	WEST VIRGINIA (0.7%)
500,000	State of West Virginia, General Obligation Unlimited, 4.00%, 6/1/22	Aa1		539,220
	WISCONSIN (2.1%)
250,000	Wisconsin State Clean Water Revenue, Revenue Bonds, Ser. 4, 5.00%, 6/1/17	Aa1		296,135
	Wisconsin State, General Obligation Unlimited:
1,000,000	Ser. C, 4.50%, 5/1/20	Aa2		1,142,120
150,000	Ser. C, 5.00%, 5/1/14	Aa2		167,848
				1,606,103
	TOTAL LONG-TERM MUNICIPAL SECURITIES (97.2%) (Cost $74,224,838)			75,470,300
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.8%)			2,192,336
	NET ASSETS (100.0%) (3)			$77,662,636
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($77,662,636 ÷ 8,080,346 shares outstanding)			$9.61

The Value Line Tax Exempt Fund, Inc.

May 31, 2011

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)
For federal income tax purposes, the aggregate cost was $74,224,838, aggregate gross unrealized appreciation was $1,539,984, aggregate gross unrealized depreciation was $294,522 and the net unrealized appreciation was $1,245,462.

ADFA – Arkansas Development Finance Authority
AGC – Associated General Contractors
AGM – Assured Guaranty Municipal
AMBAC – American Municipal Bond Assurance Corporation
Assured GTY – Assured Guaranty Insurance Company
FGIC – Financial Guaranty Insurance Company
FSA – Financial Security Assurance
ICC – International Code Council
MBIA – Municipal Bond Investors Assurance Corporation
NATL-RE – National Public Finance Guarantee Corporation

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of May 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$75,470,300	$0	$75,470,300
Total Investments in Securities	$0	$75,470,300	$0	$75,470,300

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended May 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended May 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	July 22, 2011